Lease - Schedule of Components of Lease Expense (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2026 HKD ($)
Schedule of Components of Lease Expense [Abstract]
Operating lease cost	$ 35,641	$ 279,422	$ 281,376	$ 302,870
Operating lease:
Operating lease right-of-use assets			250,504
Current operating lease obligation			250,504
Total operating lease obligation			$ 250,504
Weighted average remaining lease term (in years):
Operating lease			11 months 1 day
Weighted average discount rate:
Operating lease			5.90%
Cash paid for amounts included in the measurement of lease obligations:
Operating cash flows from operating lease obligation	$ 31,952	250,504	$ 281,376	302,870
Right of use assets obtained in exchange for lease obligation:
Operating lease				$ 529,700